UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7205

Variable Insurance Products Fund III
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2014

This report on Form N-CSR relates solely to the Registrant's Mid Cap Portfolio series (the "Fund").

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Mid Cap Portfolio

September 30, 2014

1.808785.110

VIPMID-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 15.3%
Auto Components - 1.6%
Delphi Automotive PLC	569,261	$ 34,918,470
Gentex Corp.	539,996	14,455,693
Johnson Controls, Inc.	622,900	27,407,600
New Focus Auto Tech Holdings Ltd. (a)	3,095,675	203,326
Tenneco, Inc. (a)	545,776	28,549,543
Visteon Corp. (a)	395,522	38,464,515
		143,999,147
Automobiles - 0.1%
Harley-Davidson, Inc.	197,619	11,501,426
Distributors - 0.1%
LKQ Corp. (a)	176,800	4,701,112
Hotels, Restaurants & Leisure - 2.6%
Brinker International, Inc.	437,867	22,239,265
Jubilant Foodworks Ltd. (a)	75,070	1,491,583
Norwegian Cruise Line Holdings Ltd. (a)	203,100	7,315,662
Royal Caribbean Cruises Ltd.	823,780	55,432,156
Texas Roadhouse, Inc. Class A	1,248,900	34,769,376
The Cheesecake Factory, Inc.	493,600	22,458,800
Wyndham Worldwide Corp.	1,008,400	81,942,584
		225,649,426
Household Durables - 1.3%
Harman International Industries, Inc.	333,513	32,697,615
Iida Group Holdings Co. Ltd.	296,792	3,631,592
NVR, Inc. (a)	28,867	32,620,287
PulteGroup, Inc.	1,215,500	21,465,730
Whirlpool Corp.	144,500	21,046,425
		111,461,649
Internet & Catalog Retail - 0.0%
TripAdvisor, Inc. (a)	45,200	4,132,184
Leisure Products - 0.6%
Hasbro, Inc.	206,000	11,328,970
Polaris Industries, Inc.	305,619	45,778,670
		57,107,640
Media - 1.3%
Comcast Corp. Class A	381,600	20,522,448
Interpublic Group of Companies, Inc.	3,739,400	68,505,808
Naspers Ltd. Class N	71,900	7,933,837
Time Warner Cable, Inc.	123,500	17,721,015
		114,683,108
Multiline Retail - 0.9%
Dollar Tree, Inc. (a)	1,334,400	74,819,808
Specialty Retail - 3.2%
Abercrombie & Fitch Co. Class A	292,400	10,625,816
ANN, Inc. (a)	292,945	12,048,828
Dick's Sporting Goods, Inc.	778,000	34,138,640
Foot Locker, Inc.	1,246,687	69,378,132
GNC Holdings, Inc.	550,800	21,337,992
Lithia Motors, Inc. Class A (sub. vtg.)	360,700	27,301,383
Signet Jewelers Ltd.	259,643	29,575,934

	Shares	Value
Urban Outfitters, Inc. (a)	1,678,500	$ 61,600,950
Williams-Sonoma, Inc.	269,700	17,953,929
		283,961,604
Textiles, Apparel & Luxury Goods - 3.6%
Carter's, Inc.	137,800	10,682,256
Deckers Outdoor Corp. (a)	676,100	65,703,398
G-III Apparel Group Ltd. (a)	793,983	65,789,431
Hanesbrands, Inc.	825,500	88,691,720
Page Industries Ltd.	24,388	3,130,456
Ralph Lauren Corp.	404,100	66,567,393
VF Corp.	244,976	16,175,765
		316,740,419
TOTAL CONSUMER DISCRETIONARY		1,348,757,523
CONSUMER STAPLES - 3.4%
Beverages - 0.8%
Dr. Pepper Snapple Group, Inc.	1,083,206	69,660,978
Food & Staples Retailing - 1.1%
CVS Health Corp.	555,947	44,247,822
Kroger Co.	978,200	50,866,400
		95,114,222
Food Products - 1.5%
Archer Daniels Midland Co.	629,154	32,149,769
Britannia Industries Ltd. (a)	47,420	1,065,725
Bunge Ltd.	726,588	61,200,507
Ingredion, Inc.	146,305	11,088,456
Keurig Green Mountain, Inc.	210,099	27,340,183
SunOpta, Inc. (a)	100,000	1,207,000
		134,051,640
TOTAL CONSUMER STAPLES		298,826,840
ENERGY - 7.0%
Energy Equipment & Services - 2.6%
Atwood Oceanics, Inc. (a)	447,800	19,564,382
Baker Hughes, Inc.	392,281	25,521,802
Cameron International Corp. (a)	202,200	13,422,036
Dril-Quip, Inc. (a)	115,200	10,298,880
Halliburton Co.	1,060,100	68,387,051
National Oilwell Varco, Inc.	530,282	40,354,460
Patterson-UTI Energy, Inc.	474,300	15,428,979
Precision Drilling Corp.	871,900	9,412,269
Schlumberger Ltd.	210,400	21,395,576
Superior Energy Services, Inc.	181,400	5,962,618
		229,748,053
Oil, Gas & Consumable Fuels - 4.4%
Apache Corp.	486,896	45,704,928
Canadian Natural Resources Ltd.	442,952	17,208,662
Carrizo Oil & Gas, Inc. (a)	129,900	6,991,218
Chesapeake Energy Corp.	841,200	19,339,188
Cimarex Energy Co.	211,052	26,704,410
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Continental Resources, Inc. (a)(d)	596,358	$ 39,645,880
Devon Energy Corp.	389,083	26,527,679
Emerald Oil, Inc. warrants 2/4/16 (a)	129,809	1
Energen Corp.	105,403	7,614,313
Navigator Holdings Ltd. (a)	735,800	20,477,314
Newfield Exploration Co. (a)	1,171,100	43,412,677
Phillips 66 Co.	348,785	28,359,708
Suncor Energy, Inc.	1,493,000	54,030,350
Teekay Tankers Ltd.	85,400	318,542
Valero Energy Corp.	78,700	3,641,449
Western Refining, Inc.	148,200	6,222,918
Whiting Petroleum Corp. (a)	585,019	45,368,223
		391,567,460
TOTAL ENERGY		621,315,513
FINANCIALS - 11.2%
Banks - 1.4%
Boston Private Financial Holdings, Inc.	1,793,716	22,224,141
Comerica, Inc.	190,829	9,514,734
Commerce Bancshares, Inc.	641,600	28,644,232
First Commonwealth Financial Corp.	1,056,500	8,864,035
Huntington Bancshares, Inc.	2,208,916	21,492,753
Lakeland Financial Corp.	506,846	19,006,725
M&T Bank Corp.	30,500	3,760,345
SunTrust Banks, Inc.	364,165	13,849,195
		127,356,160
Capital Markets - 3.5%
Affiliated Managers Group, Inc. (a)	54,200	10,859,512
Ameriprise Financial, Inc.	652,613	80,519,392
E*TRADE Financial Corp. (a)	180,300	4,072,977
Invesco Ltd.	570,600	22,527,288
Lazard Ltd. Class A	1,328,545	67,357,232
Raymond James Financial, Inc.	645,795	34,601,696
The Blackstone Group LP	1,945,597	61,247,394
Virtus Investment Partners, Inc.	131,500	22,841,550
		304,027,041
Consumer Finance - 0.6%
American Express Co.	312,389	27,346,533
SLM Corp.	2,544,700	21,782,632
		49,129,165
Diversified Financial Services - 1.1%
CRISIL Ltd.	84,555	2,751,450
McGraw Hill Financial, Inc.	912,730	77,080,049
Moody's Corp.	192,100	18,153,450
		97,984,949
Insurance - 2.2%
AFLAC, Inc.	74,300	4,327,975
Bajaj Finserv Ltd. (a)	58,922	1,074,608
Fidelity & Guaranty Life	358,654	7,657,263

	Shares	Value
Marsh & McLennan Companies, Inc.	1,076,584	$ 56,348,407
Primerica, Inc.	551,820	26,608,760
Principal Financial Group, Inc.	1,016,000	53,309,520
Reinsurance Group of America, Inc.	371,858	29,796,982
The Chubb Corp.	123,900	11,284,812
		190,408,327
Real Estate Investment Trusts - 0.3%
Altisource Residential Corp. Class B	367,209	8,813,016
Digital Realty Trust, Inc.	127,000	7,922,260
Mid-America Apartment Communities, Inc.	191,100	12,545,715
SL Green Realty Corp.	8,300	840,956
		30,121,947
Real Estate Management & Development - 1.8%
CBRE Group, Inc. (a)	2,526,423	75,135,820
Howard Hughes Corp. (a)	108,500	16,275,000
Jones Lang LaSalle, Inc.	560,460	70,808,516
		162,219,336
Thrifts & Mortgage Finance - 0.3%
Ladder Capital Corp. Class A	1,280,499	24,201,431
TOTAL FINANCIALS		985,448,356
HEALTH CARE - 11.8%
Biotechnology - 0.1%
United Therapeutics Corp. (a)	92,800	11,938,720
Health Care Equipment & Supplies - 3.1%
Boston Scientific Corp. (a)	1,326,903	15,670,724
C.R. Bard, Inc.	236,398	33,736,359
Covidien PLC	275,400	23,824,854
DENTSPLY International, Inc.	783,662	35,734,987
Greatbatch, Inc. (a)	43,284	1,844,331
Hologic, Inc. (a)	2,336,424	56,845,196
Steris Corp.	1,318,200	71,130,072
Zimmer Holdings, Inc.	319,800	32,155,890
		270,942,413
Health Care Providers & Services - 3.6%
Cardinal Health, Inc.	1,050,747	78,721,965
Catamaran Corp. (a)	401,500	16,910,358
DaVita HealthCare Partners, Inc. (a)	403,800	29,533,932
HCA Holdings, Inc. (a)	998,435	70,409,636
McKesson Corp.	399,950	77,858,267
Molina Healthcare, Inc. (a)	203,400	8,603,820
Omnicare, Inc.	603,074	37,547,387
		319,585,365
Health Care Technology - 0.7%
MedAssets, Inc. (a)	2,830,392	58,645,722
Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	963,006	54,872,082
Thermo Fisher Scientific, Inc.	556,113	67,678,952
		122,551,034
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 2.9%
Actavis PLC (a)	191,645	$ 46,240,106
Jazz Pharmaceuticals PLC (a)	386,171	62,003,616
Mallinckrodt PLC (a)	283,350	25,544,003
Salix Pharmaceuticals Ltd. (a)	318,570	49,773,377
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,311,856	70,512,260
		254,073,362
TOTAL HEALTH CARE		1,037,736,616
INDUSTRIALS - 18.7%
Aerospace & Defense - 2.3%
Curtiss-Wright Corp.	1,000,048	65,923,164
Esterline Technologies Corp. (a)	307,048	34,165,231
Huntington Ingalls Industries, Inc.	255,200	26,594,392
Textron, Inc.	1,996,481	71,853,351
		198,536,138
Air Freight & Logistics - 1.0%
FedEx Corp.	569,411	91,931,406
Airlines - 2.1%
Allegiant Travel Co.	51,200	6,331,392
Southwest Airlines Co.	2,281,817	77,056,960
Spirit Airlines, Inc. (a)	1,469,083	101,572,399
		184,960,751
Building Products - 0.2%
Apogee Enterprises, Inc.	143,654	5,717,429
Lennox International, Inc.	108,311	8,325,867
		14,043,296
Commercial Services & Supplies - 0.8%
G&K Services, Inc. Class A	133,893	7,414,994
Herman Miller, Inc.	280,000	8,358,000
KAR Auction Services, Inc.	839,931	24,047,225
Performant Financial Corp. (a)	904,647	7,309,548
Republic Services, Inc.	478,813	18,683,283
		65,813,050
Construction & Engineering - 1.8%
EMCOR Group, Inc.	1,398,328	55,877,187
Fluor Corp.	275,154	18,377,536
Granite Construction, Inc.	48,536	1,543,930
Jacobs Engineering Group, Inc. (a)	670,755	32,746,259
Primoris Services Corp.	128,177	3,440,271
Quanta Services, Inc. (a)	1,391,321	50,491,039
		162,476,222
Electrical Equipment - 0.1%
AMETEK, Inc.	212,100	10,649,541
Industrial Conglomerates - 0.5%
Roper Industries, Inc.	289,936	42,414,737

	Shares	Value
Machinery - 5.4%
Caterpillar, Inc.	466,465	$ 46,194,029
Cummins, Inc.	313,375	41,359,233
IDEX Corp.	89,100	6,448,167
Illinois Tool Works, Inc.	425,267	35,901,040
Ingersoll-Rand PLC	361,345	20,365,404
ITT Corp.	1,454,435	65,362,309
Manitowoc Co., Inc.	1,579,851	37,047,506
Mueller Industries, Inc.	575,954	16,437,727
Rexnord Corp. (a)	303,104	8,623,309
Snap-On, Inc.	462,600	56,011,608
SPX Corp.	386,769	36,329,212
Stanley Black & Decker, Inc.	68,900	6,117,631
Valmont Industries, Inc.	161,981	21,856,096
WABCO Holdings, Inc. (a)	182,900	16,634,755
Wabtec Corp.	266,160	21,569,606
Woodward, Inc.	752,407	35,829,621
		472,087,253
Professional Services - 0.7%
Dun & Bradstreet Corp.	411,105	48,292,504
Huron Consulting Group, Inc. (a)	225,740	13,763,368
		62,055,872
Road & Rail - 2.9%
ArcBest Corp.	164,407	6,132,381
Con-way, Inc.	1,656,565	78,686,838
CSX Corp.	779,500	24,990,770
J.B. Hunt Transport Services, Inc.	93,300	6,908,865
Norfolk Southern Corp.	384,200	42,876,720
Ryder System, Inc.	509,893	45,875,073
Saia, Inc. (a)	893,005	44,257,328
Swift Transporation Co. (a)	446,747	9,372,752
		259,100,727
Trading Companies & Distributors - 0.9%
AerCap Holdings NV (a)	78,120	3,195,108
Air Lease Corp. Class A	1,071,781	34,832,883
GATX Corp.	457,847	26,724,529
HD Supply Holdings, Inc. (a)	297,374	8,106,415
MRC Global, Inc. (a)	327,300	7,632,636
		80,491,571
TOTAL INDUSTRIALS		1,644,560,564
INFORMATION TECHNOLOGY - 26.2%
Communications Equipment - 2.4%
Aruba Networks, Inc. (a)	939,500	20,274,410
Brocade Communications Systems, Inc.	1,294,803	14,074,509
CommScope Holding Co., Inc.	1,159,900	27,733,209
F5 Networks, Inc. (a)	599,154	71,143,546
Juniper Networks, Inc.	949,562	21,032,798
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Riverbed Technology, Inc. (a)	2,339,600	$ 43,387,882
Ubiquiti Networks, Inc. (d)	275,369	10,334,599
		207,980,953
Electronic Equipment & Components - 4.3%
Arrow Electronics, Inc. (a)	1,280,480	70,874,568
Avnet, Inc.	936,130	38,849,395
CDW Corp.	2,019,005	62,690,105
Ingram Micro, Inc. Class A (a)	942,929	24,336,997
Jabil Circuit, Inc.	689,300	13,903,181
Knowles Corp. (a)	294,032	7,791,848
Methode Electronics, Inc. Class A	651,200	24,009,744
TE Connectivity Ltd.	1,588,386	87,821,862
Trimble Navigation Ltd. (a)	1,650,900	50,352,450
		380,630,150
Internet Software & Services - 0.7%
Conversant, Inc. (a)	218,214	7,473,830
Google, Inc. Class C (a)	75,970	43,862,039
Tencent Holdings Ltd.	627,900	9,344,062
		60,679,931
IT Services - 6.9%
Alliance Data Systems Corp. (a)	66,890	16,606,780
Blackhawk Network Holdings, Inc. (a)	296,594	9,579,986
Broadridge Financial Solutions, Inc.	687,203	28,608,261
Computer Sciences Corp.	208,427	12,745,311
Euronet Worldwide, Inc. (a)	1,306,277	62,426,978
EVERTEC, Inc.	1,043,281	23,306,898
Fidelity National Information Services, Inc.	1,473,677	82,968,015
Fiserv, Inc. (a)	1,051,414	67,958,144
FleetCor Technologies, Inc. (a)	384,740	54,679,249
Genpact Ltd. (a)	2,066,688	33,728,348
Global Payments, Inc.	1,150,588	80,403,089
Maximus, Inc.	310,700	12,468,391
Total System Services, Inc.	2,198,410	68,062,774
WEX, Inc. (a)	76,000	8,384,320
Xerox Corp.	3,627,149	47,987,181
		609,913,725
Semiconductors & Semiconductor Equipment - 6.7%
Atmel Corp. (a)	7,677,500	62,034,200
Broadcom Corp. Class A	1,466,700	59,284,014
Cypress Semiconductor Corp.	1,148,900	11,345,388
Fairchild Semiconductor International, Inc. (a)	2,386,600	37,063,898
Freescale Semiconductor, Inc. (a)	3,034,518	59,264,137
Microchip Technology, Inc. (d)	642,429	30,341,922
NVIDIA Corp.	3,279,633	60,509,229
NXP Semiconductors NV (a)	1,499,023	102,578,140
PMC-Sierra, Inc. (a)	7,257,450	54,140,577
RF Micro Devices, Inc. (a)(d)	6,245,800	72,076,532

	Shares	Value
Semtech Corp. (a)	568,800	$ 15,442,920
Skyworks Solutions, Inc.	379,800	22,047,390
		586,128,347
Software - 3.8%
Activision Blizzard, Inc.	1,350,700	28,081,053
Cadence Design Systems, Inc. (a)	3,588,200	61,752,922
Electronic Arts, Inc. (a)	1,937,190	68,983,336
Fair Isaac Corp.	274,600	15,130,460
Intuit, Inc.	242,997	21,298,687
Parametric Technology Corp. (a)	665,741	24,565,843
Rovi Corp. (a)	944,784	18,654,760
Synopsys, Inc. (a)	1,034,130	41,049,790
TiVo, Inc. (a)	1,131,400	14,476,263
Verint Systems, Inc. (a)	798,312	44,394,130
		338,387,244
Technology Hardware, Storage & Peripherals - 1.4%
EMC Corp.	1,501,039	43,920,401
Nokia Corp. sponsored ADR	2,680,500	22,677,030
Super Micro Computer, Inc. (a)	1,963,818	57,775,526
		124,372,957
TOTAL INFORMATION TECHNOLOGY		2,308,093,307
MATERIALS - 5.1%
Chemicals - 3.6%
Albemarle Corp.	324,456	19,110,458
Ashland, Inc.	99,526	10,360,657
Cabot Corp.	526,500	26,730,405
Cytec Industries, Inc.	1,426,166	67,443,390
Eastman Chemical Co.	131,400	10,628,946
Ferro Corp. (a)	1,638,609	23,743,444
Huntsman Corp.	637,100	16,558,229
LyondellBasell Industries NV Class A	400,730	43,543,322
Methanex Corp.	559,100	37,321,591
PolyOne Corp.	1,510,160	53,731,493
Potash Corp. of Saskatchewan, Inc.	307,800	10,658,051
		319,829,986
Metals & Mining - 1.2%
B2Gold Corp. (a)	6,533,000	13,299,915
Constellium NV (a)	1,911,043	47,030,768
New Gold, Inc. (a)	2,548,620	12,902,965
Steel Dynamics, Inc.	738,838	16,705,127
TimkenSteel Corp.	320,400	14,895,396
		104,834,171
Paper & Forest Products - 0.3%
Boise Cascade Co. (a)	876,169	26,407,734
TOTAL MATERIALS		451,071,891
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc.	802,308	40,107,377
Common Stocks - continued
	Shares	Value
UTILITIES - 0.3%
Electric Utilities - 0.2%
Exelon Corp.	403,600	$ 13,758,724
Independent Power Producers & Energy Traders - 0.1%
Dynegy, Inc. (a)	328,900	9,492,054
TOTAL UTILITIES		23,250,778
TOTAL COMMON STOCKS (Cost $7,657,546,807)		8,759,168,765
Nonconvertible Preferred Stocks - 0.1%

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
GMAC Capital Trust I Series 2, 8.125% (Cost $8,287,786)	402,766	10,717,603
Money Market Funds - 1.2%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c) (Cost $105,626,522)	105,626,522	$ 105,626,522
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $7,771,461,115)		8,875,512,890
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(65,341,883)
NET ASSETS - 100%		$ 8,810,171,007
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 32,167
Fidelity Securities Lending Cash Central Fund	409,543
Total	$ 441,710
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Boise Cascade Co.	$ 66,304,854	$ 26,354,210	$ 55,934,557	$ -	$ -
G-III Apparel Group Ltd.	84,321,456	13,921,986	41,827,225	-	-
Ruth's Hospitality Group, Inc.	27,135,501	-	23,494,062	54,272	-
Total	$ 177,761,811	$ 40,276,196	$ 121,255,844	$ 54,272	$ -
Other Information

The following is a summary of the inputs used, as of September 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,348,757,523	$ 1,348,757,523	$ -	$ -
Consumer Staples	298,826,840	298,826,840	-	-
Energy	621,315,513	621,315,512	1	-
Financials	996,165,959	996,165,959	-	-
Health Care	1,037,736,616	1,037,736,616	-	-
Industrials	1,644,560,564	1,644,560,564	-	-
Information Technology	2,308,093,307	2,298,749,245	9,344,062	-
Materials	451,071,891	451,071,891	-	-
Telecommunication Services	40,107,377	40,107,377	-	-
Utilities	23,250,778	23,250,778	-	-
Money Market Funds	105,626,522	105,626,522	-	-
Total Investments in Securities:	$ 8,875,512,890	$ 8,866,168,827	$ 9,344,063	$ -
Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $7,787,567,345. Net unrealized appreciation aggregated $1,087,945,545, of which $1,296,664,246 related to appreciated investment securities and $208,718,701 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund III's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund III

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 26, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 26, 2014